Offerings - Offering: 1	Aug. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	129,270,224
Maximum Aggregate Offering Price	$ 288,272,599.52
Fee Rate	0.01381%
Amount of Registration Fee	$ 39,810.45
Offering Note	A. Consists of (i) 125,880,014 shares of the registrant's common stock that may be sold by the selling securityholders and (ii) 3,390,210 shares of the registrant's common stock issuable upon exercise of previously issued warrants. B. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act, and based upon the average of the high and low prices for a share of the registrant's common stock as reported on the Australian Stock Exchange on August 6, 2026 (such date being within five business days of the date that this registration statement was filed with the U.S. Securities and Exchange Commission).